Investments - Unrealized Gains and Losses on Available-for-sale and Marketable Securities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fixed maturities:
Cost or Amortized Cost	$ 29,599.2	$ 28,097.5
Gross Unrealized Gains	812.8	454.5
Gross Unrealized Losses	(130.7)	(240.0)
Fair Value	30,281.3	28,312.0
Marketable equity securities
Cost or Amortized Cost	611.4	642.7
Gross Unrealized Gains	150.7	81.9
Gross Unrealized Losses	(6.4)	(7.2)
Fair Value	755.7	717.4
Cost or Amortized Cost	30,210.6	28,740.2
Gross Unrealized Gains	963.5	536.4
Gross Unrealized Losses	137.1	247.2
Fair Value	31,037.0	29,029.4
U.S. government and agencies
Fixed maturities:
Cost or Amortized Cost	426.9	397.3
Gross Unrealized Gains	0.2	0.4
Gross Unrealized Losses	(4.9)	(5.6)
Fair Value	422.2	392.1
State and political subdivisions
Fixed maturities:
Cost or Amortized Cost	794.3	943.0
Gross Unrealized Gains	5.0	1.3
Gross Unrealized Losses	(6.9)	(13.5)
Fair Value	792.4	930.8
Corporate securities
Fixed maturities:
Cost or Amortized Cost	23,223.8	21,497.2
Gross Unrealized Gains	768.9	423.5
Gross Unrealized Losses	(60.5)	(151.7)
Fair Value	23,932.2	21,769.0
Marketable equity securities
Fair Value	23,932.2	21,769.0
Residential mortgage-backed securities
Fixed maturities:
Cost or Amortized Cost	2,516.0	2,633.1
Gross Unrealized Gains	6.6	3.7
Gross Unrealized Losses	(49.8)	(52.2)
Fair Value	2,472.8	2,584.6
Commercial mortgage-backed securities
Fixed maturities:
Cost or Amortized Cost	795.0	920.5
Gross Unrealized Gains	3.8	2.7
Gross Unrealized Losses	(3.1)	(6.4)
Fair Value	795.7	916.8
Collateralized loan obligations
Fixed maturities:
Cost or Amortized Cost	1,128.1	1,198.7
Gross Unrealized Gains	18.5	18.7
Gross Unrealized Losses	0.0	(3.8)
Fair Value	1,146.6	1,213.6
Other debt obligations
Fixed maturities:
Cost or Amortized Cost	715.1	507.7
Gross Unrealized Gains	9.8	4.2
Gross Unrealized Losses	(5.5)	(6.8)
Fair Value	$ 719.4	$ 505.1